Accounting Policies - Schedule of Intangible Assets are Amortized on the Straight-Line Basis (Details)	12 Months Ended
Dec. 31, 2025
Software [Member] | Bottom of range [member]
Schedule of Intangible Assets are Amortized on the Straight-Line Basis [Line Items]
Intangible assets are amortized useful life	3 years
Software [Member] | Top of range [member]
Schedule of Intangible Assets are Amortized on the Straight-Line Basis [Line Items]
Intangible assets are amortized useful life	10 years
Patent [Member]
Schedule of Intangible Assets are Amortized on the Straight-Line Basis [Line Items]
Intangible assets are amortized useful life	14 years
License [Member]
Schedule of Intangible Assets are Amortized on the Straight-Line Basis [Line Items]
Intangible assets are amortized useful life	20 years